Fair Value Measurement - Schedule of Significant Unobservable Inputs Adopted in Valuation of Fair Value Assets (Detail) - Valuation, Market Approach - Significant Unobservable Inputs (Level 3)	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Lack of Marketability Discount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs		0.30	0.30
Lack of Marketability Discount | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.19
Lack of Marketability Discount | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.25
Risk Free Rate | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.016	0.022	0.036
Risk Free Rate | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.04	0.045	0.043
Expected Volatility | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.45	0.42	0.39
Expected Volatility | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	0.59	0.67	0.60
Revenue Multiple
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs	11	3
Revenue Multiple | Minimum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs			4
Revenue Multiple | Maximum
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value measurement inputs			9